RIGHT-OF-USE ASSETS AND LEASES - ROU Assets By Asset Class (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	$ 74,245
Balance at the end	72,640	$ 74,245
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	116,874	114,848
Additions and adjustments	5,596	5,179
Foreign exchange	(438)	676
Balance at the end	125,164	116,874
Accumulated provision
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(42,629)	(41,355)
Foreign exchange	275	(486)
Balance at the end	(52,524)	(42,629)
ROU assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	3,059
Balance at the end	2,895	3,059
ROU assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	3,326
Additions and adjustments	186
Foreign exchange	(7)
Balance at the end	3,505	3,326
ROU assets | Accumulated provision
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(267)
Depreciation	(343)
Balance at the end	$ (610)	$ (267)